EXPLANATORY NOTE

The XBRL interactive data file included as an exhibit to this filing relates to the Supplement dated March 25, 2020 to the GMO Trust Prospectus, dated June 30, 2019, as supplemented, filed with the Securities and Exchange Commission on March 25, 2020 (SEC Accession No. 0001104659-20-038243) pursuant to Rule 497(e) under the Securities Act of 1933, as amended.

EXHIBIT INDEX

GMO TRUST

Exhibit Ref.	Title of Exhibit
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.INS	XBRL Instance Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase
EX-101.SCH	XBRL Taxonomy Extension Schema Document